FINANCE LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
FINANCE LEASE LIABILITIES
FINANCE LEASE LIABILITIES

NOTE 10 - FINANCE LEASE LIABILITIES

Since 2017, the Company had a finance lease arrangement for a vehicle (annual payment of approximately $34,000) that expired on March 31, 2022. The financed lease asset is included in property and equipment, net.

Below are the Company’s finance lease liabilities:

	As of December 31,
	2022	2021
Current finance lease liabilities	$—	$8,391
Noncurrent finance lease liabilities	—	—
Total finance lease liabilities	$—	$8,391

Total interest expenses were $nil, $nil and $774 for the years ended December 31, 2022, 2021 and 2020, respectively.